Software, Net Consists of the Following - Additional Information (Detail) - Software Licenses and Implementation Costs [Member] ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Capitalized Computer Software Net [Line Items]
Amortization expense	₨ 10,536	$ 162	₨ 8,083	₨ 4,019
Estimated amortization expense, 2018	8,301
Estimated amortization expense, 2019	4,504
Estimated amortization expense, 2020	₨ 2,467